Shareholders' capital - Fair Value of Share Options Granted (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Risk-free interest rate	1.97%	1.61%
Expected volatility	38.00%	37.00%
Expected dividend yield	3.84%	3.83%
Expected life	8 years	8 years
Weighted average grant date fair value per option (CAD per share)	2.00	2.00